Promissory notes receivable at FVTPL (Tables)	12 Months Ended
Aug. 31, 2022
Promissory Notes Receivable At Fvtpl
Schedule of promissory notes receivable
Promissory notes receivable
$
Balance, August 31, 2021	-
Acquisition	1,585,783
Change in fair value	(873,778)
Effect of foreign exchange	(135,477)
Balance, August 31, 2022	576,528